Investment in Associate (Details Narrative) - CAD ($)	Oct. 17, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Investments in associates reported in separate financial statements
Kadmos Energy Services LLC [Member]
IfrsStatementLineItems [Line Items]
Number Of Class A Membership Units Acquired	4,900,000
Number Of Class A Units Issued	4,900,000
Number Of Class B Units Issued	5,100,000
Number Of Profits Interest Units Authorised	1,000,000
Investments in associates reported in separate financial statements	$ 12,530,368
Cash consideration	2,810,864
Fair Value Of Promissory Note Issued For Acquisition Of Associate	$ 9,719,504